Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
BASIS OF PREPARATION
2.	BASIS OF PREPARATION

a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on March 30, 2026.

b)	Basis of presentation

These consolidated financial statements have been prepared on an historical cost basis, except for financial instruments which are classified as fair value through profit or loss (“FVTPL”). In addition, these financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements are presented in Canadian dollars which is the functional currency of the Company and its subsidiaries with the exception of Cappex Exploraciones S.A.C. and Reliant Ventures S.A.C. which have a functional currency of Peruvian Soles.

c)	Basis of consolidation

These consolidated financial statements include the financial information of the Company and its subsidiaries.

Subsidiaries are entities controlled by the Company and are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries are amended as necessary to align with the policies adopted by the Company.

The consolidated financial statements include the following entities:

Highlander Silver Corp.	100%	Parent company
Pacific West Exploration Services Inc.	100%	Exploration company
Cappex Mineral Ventures Inc.	100%	Holding company
Cappex Exploraciones S.A.C.	100%	Exploration company
Reliant Ventures S.A.C.	100%	Exploration company
San Luis Resource (BVI) Inc.	100%	Holding company
San Luis Minerals (BVI) Inc.	100%	Holding company
Silver Standard Peru (BVI) Inc.	100%	Holding company

Inter-company balances and transactions, and any unrealized income, loss and expenses arising from inter-company transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

When control of a subsidiary is lost, the Company: (a) derecognizes the assets and liabilities of the former subsidiary from the consolidated statement of financial position; (b) recognizes any investment retained in the former subsidiary at its fair value when control is lost and subsequently accounts for it and for any amounts owed by or to the former subsidiary in accordance with the relevant provisions of the IFRS; and (c) recognizes the gain or loss associated with the loss of control attributable to the former controlling interest.